SCHEDULE OF WARRANTS OUTSTANDING (Details) - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022	Mar. 31, 2023
Class of Warrant or Right [Line Items]
Number of warrants		1,097,096	1,118,942
Warrant One [Member]
Class of Warrant or Right [Line Items]
Number of warrants	17,558	24,739
Exercise price	$ 24.30	$ 23.65
Expiry date	Nov. 04, 2023	Nov. 04, 2023
Issuance date	Nov. 04, 2021
Warrant Two [Member]
Class of Warrant or Right [Line Items]
Number of warrants	597,770	864,024
Exercise price	$ 12.60	$ 12.60
Expiry date	Mar. 29, 2027	Mar. 29, 2027
Issuance date	Mar. 29, 2022
Warrant Three [Member]
Class of Warrant or Right [Line Items]
Number of warrants	295,282	208,333
Exercise price	$ 4.50	$ 8.76
Expiry date	Jun. 30, 2028	Oct. 01, 2031
Issuance date	Jun. 30, 2023
Warrant Four [Member]
Class of Warrant or Right [Line Items]
Number of warrants	208,332
Exercise price	$ 9.00
Expiry date	Sep. 30, 2031
Issuance date	Sep. 30, 2021